Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments

13    Share-based payments

Share options

Effective May 20, 2020, the Company adopted amendments to the share option plan (the Share Option Plan). The maximum number of common shares reserved for issuance under this plan is 2,700,908 common shares or such other number as may be approved by the holders of the voting shares of the Company. As at December 31, 2021, 2,092,596 (2020 – 1,522,362)options are outstanding. Each option granted allows the holder to purchase one common share, at an exercise price not less than the lesser of the closing trading price of the common shares on the TSX  (or other exchange where the common shares are listed), on the date a share option is granted and the volume-weighted average price of the common shares for the five trading days immediately preceding the date the share option is granted. Share options granted under the Share Option Plan generally have a maximum term of ten years and vest over a period of up to four years.

A summary of the share option changes during the period presented and the total number of share options outstanding as at those dates are set forth below:

		Weighted
		average
		exercise
	Number	price
	of options	C$

Balance - January 1, 2020	1,109,943	10.51
Granted	687,255	18.46
Exercised	(235,123)	10.42
Forfeited/expired	(39,713)	12.80
Balance - December 31, 2020	1,522,362	14.05
Granted	698,035	22.21
Exercised	(79,208)	9.72
Forfeited/expired	(48,593)	15.46
Balance - December 31, 2021	2,092,596	16.90

The Company estimated the fair value of the share options granted during the period using the Black-Scholes option pricing model with the weighted average assumptions below. Due to the absence of Company-specific volatility rates for the expected life of the share options, the Company chose comparable companies in the medical device industry.

	November 15,			December 30,
	2021			2021
Exercise price	C$	14.96		C$	14.90
Expected volatility		84%			84%
Expected life of options		6	years		6	years
Risk-free interest rate		1.54%			1.69%
Dividend yield		—			—
Number of share options issued		24,500			105,071

	March 11,			May 21,			June 17,
	2021			2021			2021
Exercise price	C$	28.16		C$	22.08		C$	23.14
Expected volatility		84%			85%			85%
Expected life of options		6	years		6	years		6	years
Risk-free interest rate		1.09%			1.34%			1.25%
Dividend yield		—			—			—
Number of share options issued		12,000			555,464			1,000

	November 16,			December 15,			December 22,
	2020			2020			2020

Exercise price	C$	24.31		C$	23.02		C$	25.01
Expected volatility		85%			85%			85%
Expected life of options		6	years		6	years		6	years
Risk-free interest rate		0.46%			0.45%			0.48%
Dividend yield		—			—			—
Number of share options issued		84,900			10,000			11,500

	March 12,			May 20,			June 8,			August 17,
	2020			2020			2020			2020

Exercise price	C$	15.15		C$	17.44		C$	16.87		C$	20.39
Expected volatility		82%			84%			84%			83%
Expected life of options		6	years		6	years		6	years		6	years
Risk-free interest rate		0.60%			0.46%			0.58%			0.48%
Dividend yield		—			—			—			—
Number of share options issued		16,550			481,405			80,000			2,900

The following table summarizes information about the share options outstanding as at December 31, 2021:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual	options
C$	outstanding	life (years)	exercisable

2.01 – 4.00	6,300	0.78	6,300
8.01 – 10.00	452,310	6.47	274,745
10.01 – 12.00	137,890	6.42	106,903
12.01 – 14.00	8,300	4.61	8,300
14.01 – 16.00	289,827	7.28	152,353
16.01 – 18.00	533,155	8.42	209,363
20.01 – 22.00	1,400	8.63	464
22.01 – 24.00	561,514	9.27	2,500
24.01 – 26.00	90,900	8.93	24,485
28.01 – 30.00	11,000	9.20	—
	2,092,596	7.95	785,413

Compensation expense related to share options for the year ended December 31, 2021 was $5,891 (2020 - $3,007).

Long-term incentive plan

Effective May 20, 2020, the Company adopted the long term incentive plan (the “LTIP”). The LTIP is an incentive-based equity compensation plan that provides for the grant of restricted share units (the “RSUs”) and deferred share units (the “DSUs”, together with the RSUs, the “Units”). The Company may grant Units to officers, directors, employees or consultants of the Company. Each Unit represents the right to receive one common share in accordance with the terms of the LTIP. The number of Units granted at any particular time will be calculated by dividing the dollar amount of such grant by the market value of a common share on the applicable grant date, which is equal to the volume weighted average trading price of all common shares traded on the TSX (or other exchange where the Common Shares are listed) for the five trading days immediately preceding such date. RSUs granted under the LTIP vest over a period of up to three years and DSUs vest on the date on which the participant ceases to be a director or employee of the Company.

Share-based compensation expense related to the LTIP for the year ended December 31, 2021 was $1,314 (2020 - $11). During the year ended December 31, 2021 the Company authorized for issuance under the LTIP a total of 241,500 RSUs with market prices between C$14.90 and C$23.14 with vesting terms over 3 years.

A summary of the RSUs changes during the period are set forth below:

		Weighted
		average
		remaining
	Number of	contractual
	RSUs	life (years)

Balance - January 1, 2020	—	—
Granted	8,917	3.00
Forfeited	(200)	2.65
Balance - December 31, 2020	8,717	2.39
Granted	241,500	3.00
Vested	(2,900)	—
Forfeited	(15,000)	2.39
Balance - December 31, 2021	232,317	2.45